42 Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
NET INCOME	R$ 3,909,750
Gain (losses) on actuarial liabilities
Post employment benefits	(271,345)
Taxes on other comprehensive income	92,190
Items that are or maybe reclassified to profit or loss
Total comprehensive income, net of taxes	(179,155)
TOTAL COMPREHENSIVE INCOME	3,730,595	R$ 1,939,685	R$ 1,405,644
Restated [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
NET INCOME		2,062,869	1,444,004
Gain (losses) on actuarial liabilities
Post employment benefits		(186,628)	(58,354)
Taxes on other comprehensive income		63,444	19,994
Items that are or maybe reclassified to profit or loss
Total comprehensive income, net of taxes		(123,184)	(38,360)
TOTAL COMPREHENSIVE INCOME		1,939,685	1,405,644
Companhia Paranaense de Energia - Copel [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
NET INCOME	3,904,202
Gain (losses) on actuarial liabilities
Post employment benefits	(779)
Post employment benefits - equity	(178,434)
Taxes on other comprehensive income	265
Items that are or maybe reclassified to profit or loss
Total comprehensive income, net of taxes	(178,948)
TOTAL COMPREHENSIVE INCOME	R$ 3,725,254
Companhia Paranaense de Energia - Copel [member] | Restated [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
NET INCOME		1,989,946	1,407,063
Gain (losses) on actuarial liabilities
Post employment benefits		(3,371)	(408)
Post employment benefits - equity		(120,358)	(38,245)
Taxes on other comprehensive income		1,146	139
Items that are or maybe reclassified to profit or loss
Subsidiary loss with interest variation		(4,874)
Total comprehensive income, net of taxes		(127,457)	(38,514)
TOTAL COMPREHENSIVE INCOME		R$ 1,862,489	R$ 1,368,549